Share-based Compensation (Details 2) (Share Incentive Plan, Share options, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of assumptions used to estimate the fair values of options granted
Risk-free interest rate, minimum (as a percent)			1.30%
Risk-free interest rate, maximum (as a percent)			2.25%
Risk-free interest rate (as a percent)	2.70%	2.05%
Exercise multiple	2.80%	2.80%	2.80%
Expected forfeiture rate (as a percent)	5.00%	5.00%	5.00%
Contractual life of option	6 years	6 years	6 years
Expected volatility, minimum (as a percent)			38.00%
Expected volatility, maximum (as a percent)			38.88%
Expected volatility, (as a percent)	45.00%	39.00%
Dividend yield (as a percent)	4.00%	5.00%
Additional information
Fair value of equity awards vested during the period	5,912	9,275	4,246
Unrecognized compensation costs related to non-vested shares	3,717
Expected weighted average period of recognition of unrecognized compensation costs	10 months 21 days
Service conditions
Additional information
Share-based compensation	5,522	8,276	10,891